Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Recognized Identifiable Assets and Liabilities Assumed
The following table summarizes the consideration paid for Boltmade and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date:

Amount
$
Cash consideration	6,015
Estimated fair value of identifiable assets acquired and liabilities assumed:
Net tangible assets acquired	50
Net closing working capital	515
Goodwill	5,450
The following table summarizes the consideration paid for Kit and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date:

2016
Amount $
Cash consideration	8,254
Estimated fair value of identifiable assets acquired and liabilities assumed:
Acquired technology	1,071
Net closing working capital	254
Goodwill	6,929